BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Jul. 22, 2013
Business Combinations [Abstract]
Preliminary Allocation of Purchase Price

The preliminary allocation of the purchase price through December 29, 2012 was:

(In millions)

Cash	$23.6
Accounts receivable	146.9
Inventories	203.5
Deferred income taxes	13.6
Other current assets	13.2
Property, plant and equipment	77.1
Goodwill	419.6
Intangible assets	820.6
Other	11.2

Total assets acquired	1,729.3

Accounts payable	97.4
Other accrued liabilities	40.0
Deferred income taxes	294.7
Accrued pension liabilities	37.7
Other liabilities	10.0

Total liabilities assumed	479.8

Net assets acquired	$1,249.5

Addition to Goodwill within Reportable Segments

This resulted in the following addition to goodwill within the Company’s reportable segments:

(In millions)	Goodwill from the acquisition of PLG
Branded wholesale, footwear, apparel and licensing	$373.6
Consumer-direct	$46.0

Total	$419.6

Intangible Assets Acquired in Acquisition

Intangible assets acquired in the acquisition were preliminarily valued as follows:

(In millions)	Intangible Asset	Useful life
Trade names and trademarks	$661.8	Indefinite
Customer lists	110.5	3-20 years
Licensing agreements	28.1	4-5 years
Developed product technology	14.5	3-5 years
Backlog	5.1	6 months
Net favorable leases	0.6	10 years

Total intangible assets acquired	$820.6

Revenue and Net Loss Attributable to PLG

The amount of fiscal 2012 revenue and net loss, which includes interest expense associated with the New Credit Agreement and senior notes, amortization of acquired intangibles and incremental operating costs, attributable to PLG included in the consolidated statements of operations consists of the following:

(In millions)	2012
Revenue	$219.4
Net loss	$(2.4)

Business Acquisition, Supplemental Pro Forma Financial Information

The following supplemental pro forma financial information presents net sales and net earnings for the Company as if the PLG business acquisition had occurred at the beginning of fiscal 2011. This pro forma information is not necessarily indicative of the results that would have actually been obtained if the acquisition had occurred at the beginning of the periods presented or that may be attained in the future.

(In millions)	2012	2011
Revenue	$2,548.2	$2,428.3
Net earnings attributable to Wolverine World Wide, Inc.	$128.6	$80.4